BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (69,628)	$ (75,521)
Net loss attributable to common stockholders	$ (69,628)	$ (75,521)
Weighted-average common stock outstanding, basic	28,582,194	26,331,630
Weighted-average common stock outstanding, diluted	28,582,194	26,331,630
Net loss per share, basic	$ (2.44)	$ (2.87)
Net loss per share, diluted	$ (2.44)	$ (2.87)